Expense Example, No Redemption - FT Vest Laddered Emerging Markets Buffer ETF - FT Vest Laddered Emerging Markets Buffer ETF	Mar. 27, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 107
Expense Example, No Redemption, 3 Years	$ 334